UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     July 19, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $149,546 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACERGY S A                     SPONSORED ADR    00443e104     3749   245000 SH       SOLE                   245000        0        0
BAKER HUGHES INC               COM              057224107     7334    89600 SH       SOLE                    89600        0        0
BJ SVCS CO                     COM              055482103     8708   233700 SH       SOLE                   233700        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     6595   138050 SH       SOLE                   138050        0        0
CARBO CERAMICS INC             COM              140781105     5277   107400 SH       SOLE                   107400        0        0
CE FRANKLIN LTD                COM              125151100      485    33500 SH       SOLE                    33500        0        0
COMPLETE PRODUCTION SERVICES   COM              20453e109     1182    50000 SH       SOLE                    50000        0        0
CONOCOPHILLIPS                 COM              20825c104     5734    87500 SH       SOLE                    87500        0        0
CONSOL ENERGY INC              COM              20854p109     7298   156200 SH       SOLE                   156200        0        0
DRESSER-RAND GROUP INC         COM              261608103     2642   112500 SH       SOLE                   112500        0        0
EL PASO CORP                   COM              28336l109     1560   104000 SH       SOLE                   104000        0        0
ENERGEN CORP                   COM              29265n108     8354   217500 SH       SOLE                   217500        0        0
ENSCO INTL INC                 COM              26874Q100     2623    57000 SH       SOLE                    57000        0        0
GLOBAL INDS LTD                COM              379336100     1536    92000 SH       SOLE                    92000        0        0
GLOBALSANTAFE CORP             SHS              g3930e101     3144    54450 SH       SOLE                    54450        0        0
GRANT PRIDECO INC              COM              38821g101     4587   102500 SH       SOLE                   102500        0        0
GREY WOLF INC                  COM              397888108     2618   340000 SH       SOLE                   340000        0        0
HALLIBURTON CO                 COM              406216101     8519   114800 SH       SOLE                   114800        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330p107     9189   227675 SH       SOLE                   227675        0        0
HORIZON OFFSHORE INC           COM NEW          44043j204     1698    81000 SH       SOLE                    81000        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106     1907    53700 SH       SOLE                    53700        0        0
MCDERMOTT INTL INC             COM              580037109     7016   154300 SH       SOLE                   154300        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     5658    89350 SH       SOLE                    89350        0        0
NOBLE CORPORATION              SHS              g65422100     3051    41000 SH       SOLE                    41000        0        0
OIL STS INTL INC               COM              678026105     5211   152000 SH       SOLE                   152000        0        0
SCHLUMBERGER LTD               COM              806857108     7292   112000 SH       SOLE                   112000        0        0
SHAW GROUP INC                 COM              820280105     5229   188100 SH       SOLE                   188100        0        0
SMITH INTL INC                 COM              832110100     4491   101000 SH       SOLE                   101000        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     4482   132200 SH       SOLE                   132200        0        0
UNIT CORP                      COM              909218109     5405    95000 SH       SOLE                    95000        0        0
WEATHERFORD INTERNATIONAL LT   COM              g95089101     6972   140500 SH       SOLE                   140500        0        0